Summary of Significant Accounting Policies (Details) - Schedule of Net Sales Disaggregated by Products - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Net sales by product	$ 115,605,536	$ 88,095,418
Tobacco vaping products [Member]
Disaggregation of Revenue [Line Items]
Net sales by product	75,562,711	68,116,810
Cannabis vaping products [Member]
Disaggregation of Revenue [Line Items]
Net sales by product	$ 40,042,825	$ 19,978,608